Financial Assets - Additional information (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2023 item	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Trade and other current receivables		$ 2,317,818	$ 2,541,923
Points to add interest rate		1.50%	1.50%
Increase in impairment allowance for accounts receivable			$ 15,517
Decrease in impairment allowance for accounts receivable		$ 17,859
Accounts receivables		2,654,041	2,843,870
Contracted bonds | item	2
Unimpaired past due
Disclosure of disaggregation of revenue from contracts with customers [line items]
Accounts receivables		2,072,306	1,917,501
Unimpaired past due | Three months
Disclosure of disaggregation of revenue from contracts with customers [line items]
Accounts receivables		127,281	147,309
Unimpaired past due | Later than one year
Disclosure of disaggregation of revenue from contracts with customers [line items]
Accounts receivables		134,128	158,331
Passenger fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Trade and other current receivables		$ 1,394,587	$ 1,323,005
Bonds One
Disclosure of disaggregation of revenue from contracts with customers [line items]
Semiannual interest rate	6.50%
Bonds Two
Disclosure of disaggregation of revenue from contracts with customers [line items]
Semiannual interest rate	6.84%
Mexico
Disclosure of disaggregation of revenue from contracts with customers [line items]
Points to add interest rate		7.00%	7.00%
Term of guaranteed notes receivable		1 year 6 months	1 year 6 months
Increase in impairment allowance for accounts receivable		$ 25,309	$ 5,707	$ 9,331
Colombia (Airplan)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Points to add interest rate		4.00%
Increase in impairment allowance for accounts receivable			3,974
Decrease in impairment allowance for accounts receivable			17,401
Provision impairment		$ (23,414)	17,401
Puerto Rico (Aerostar)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Increase in impairment allowance for accounts receivable		$ 14,447	$ 7,997
Domestic traffic (in percent)		90.00%	91.00%
Provision impairment		$ 14,447	$ 7,997